SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Total gross accounts receivable	$ 8,121,411	$ 4,615,470
Allowance for doubtful accounts	(13,140)	(13,004)	$ (13,337)
Accounts Receivable, net	8,108,271	4,602,466	6,784,307
Allowance for doubtful accounts	13,140	13,004	$ 13,337
Subsequent Collection [Member]
Total gross accounts receivable	$ 7,714,669	$ 3,487,207
Percentage of subsequent collection	95.10%	75.80%
Accounts Receivable, net	$ 7,714,699	$ 3,487,207
% of account receivable subsequent collection	95.10%	75.80%
Less than 3 Months [Member]
Total gross accounts receivable	$ 8,106,754	$ 4,603,299
Less than 3 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 7,712,311	$ 3,487,207
Percentage of subsequent collection	95.10%	75.80%
From 4 to 6 Months [Member]
Total gross accounts receivable	$ 2,358
From 4 to 6 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 2,358
Percentage of subsequent collection	100.00%
From 7 to 9 Months [Member]
Total gross accounts receivable
From 7 to 9 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
From 10 to 12 Months [Member]
Total gross accounts receivable
From 10 to 12 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
Over 1 Year [Member]
Total gross accounts receivable	12,299	12,171
Over 1 Year [Member] | Subsequent Collection [Member]
Total gross accounts receivable